Risk management and financial instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk management and financial instruments
Loans and borrowings	R$ 208,138	R$ 98,975	R$ 63,346
Cash and cash equivalents	(582,231)	(59,979)	(12,342)	R$ (50,676)
Net debt	(374,093)	38,996	51,004
Total equity	R$ 1,203,202	R$ 115,348	R$ 99,337	R$ 148,494
Net debt/Shareholders' equity (%)	(0.31%)	0.34%	0.51%